PMC Diversified Equity Fund
PMC Diversified Equity Fund
Supplement dated November 4, 2016

to the

PMC Core Fixed Income Fund and

PMC Diversified Equity Fund

Prospectus and Summary Prospectus

dated January 1, 2016, as previously supplemented

The Board of Trustees of Trust for Professional Managers (the “Board”) approved an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the PMC Diversified Equity Fund (the “Fund”), and Envestnet Asset Management, Inc. (the “Adviser”), pursuant to which the Adviser has agreed to lower the Fund’s operating expense limit from 1.40% to 1.35% through at least December 29, 2017.

The following table and related text beginning on Page 1 of the Summary Prospectus and Page 9 of the Prospectus are replaced in their entirety by the following:

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PMC Diversified Equity Fund PMC Diversified Equity Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PMC Diversified Equity Fund PMC Diversified Equity Fund
Management Fees	0.95%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	1.51%	[1]
Fee Waiver/Expense Reimbursement	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.41%	[2]
[1]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus because the "Financial Highlights" include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[2]	Pursuant to an operating expense limitation agreement between Envestnet Asset Management, Inc. ("the Adviser"), the Fund's investment adviser, and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.35% of the Fund's average net assets through December 29, 2017. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, if such reimbursements will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of the recoupment.

Example.
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected through December 29, 2017.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
PMC Diversified Equity Fund | PMC Diversified Equity Fund | USD ($)	144	467	814	1,793

Please retain this supplement with your Prospectus and Summary Prospectus